SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
NOTE 34 - SUBSEQUENT EVENTS
In the first quarter of 2021, Constellium SE completed a $500 million offering of 3.750% Senior Sustainability-Linked Notes due 2029. The net proceeds from the offering, together with cash on hand, were used to repurchase or redeem the $650 million of 6.625% Senior Notes due 2025, and to pay related fees and expenses.
In the first quarter of 2021, the Secured Inventory Facility maturity date was extended to April 2023.